Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Haverty Furniture Companies, Inc.
Entity Central Index Key	0000216085